Net earnings (loss) per share	12 Months Ended
Dec. 31, 2022
Disclosure of earnings per share [Abstract]
Net earnings (loss) per share [Text Block]

24. Net earnings (loss) per share

	2022	2021
	$	$

Net earnings from continuing operations attributable to Osisko Gold Royalties Ltd's shareholders	85,285	76,627

Net loss attributable to Osisko Gold Royalties Ltd's shareholders	(118,754)	(23,554)

Basic weighted average number of common shares outstanding (in thousands)	180,398	167,628
Dilutive effect of share options	255	-
Dilutive effect of warrants and convertible debentures	-	-
Diluted weighted average number of common shares	180,653	167,628

Net earnings per share from continuing operations
Basic and diluted	0.47	0.46

Net loss per share
Basic and diluted	(0.66)	(0.14)

For the year ended December 31, 2022, 0.9 million share options and the 13.1 million common shares underlying the convertible debentures (which were repaid on December 31, 2022) were excluded from the computation of diluted earnings per share as their effect was anti-dilutive.

For the year ended December 31, 2021, 0.8 million share options, 5.5 million outstanding warrants and the 15.7 million common shares underlying the convertible debentures were excluded from the computation of diluted earnings per share as their effect was antidilutive.